Note 22 - Disclosures About Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Restricted equity securities		$ 5,089	$ 4,680
Reported Value Measurement [Member]
Cash and cash equivalents		338,856	159,770
Loans, net		2,282,766	2,057,175
Restricted equity securities		5,089	4,680
Accrued interest receivable		7,516	5,945
Deposits		2,960,595	2,417,605
Federal Home Loan Bank borrowings		3,638	23,613
Accrued interest payable		3,051	3,814
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	[1]	338,856	159,770
Loans, net	[1]	2,302,530	2,053,212
Accrued interest receivable	[1]	7,516	5,945
Deposits	[1]	2,796,339	2,210,038
Federal Home Loan Bank borrowings	[1]	3,755	23,860
Accrued interest payable	[1]	3,051	3,814
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents		338,856	159,770
Loans, net		0	0
Accrued interest receivable		1	5
Deposits		0	0
Federal Home Loan Bank borrowings		0	0
Accrued interest payable		0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents		0	0
Loans, net		0	0
Accrued interest receivable		2,210	1,647
Deposits		0	0
Federal Home Loan Bank borrowings		0	0
Accrued interest payable		0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents		0	0
Loans, net		2,302,530	2,053,212
Accrued interest receivable		5,305	4,293
Deposits		2,796,339	2,210,038
Federal Home Loan Bank borrowings		3,755	23,860
Accrued interest payable		$ 3,051	$ 3,814

[1]	Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.